Variable Interest Entities and Other Consolidation Matters (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and cash equivalents	$ 7,739,422	$ 7,918,675
Short-term investments		1,163,552
Accounts receivable	5,078,419	1,993,237
Other current assets	1,692,928	1,485,893
Property and equipment, net	1,889,973	669,905
Other noncurrent assets	1,338,708	814,862
Total Assets	17,739,450	14,046,124
LIABILITIES
Short-term borrowings		727,220
Advances from customers	73,962	553,409
Deferred income	323,192	734,492
Income tax payable	897,892	288,111
Operating lease liabilities	251,582
Other current liabilities	852,398	357,526
Total Liabilities	$ 2,399,026	$ 2,660,758